One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
MICHELLE D. WONG michelle.wong@dechert.com +1 415 262 4544 Direct +1 415 262 4555 Fax

June 28, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (“Registrant”)

File Nos. 333-200933 and 811-23013

Post-Effective Amendment No. 207

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 207 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 210 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Shares of the Goldman Sachs International Equity ETF, Goldman Sachs Emerging Markets Equity ETF, Goldman Sachs International Small Cap Equity ETF and Goldman Sachs U.S. Equity ETF, each a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 415.262.4544.

Sincerely,

/s/ Michelle D. Wong
Michelle D. Wong